Segment information (Detail) - Financial Position - USD ($) $ in Thousands	Mar. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Total assets	$ 1,093,060	$ 1,086,352
Total liabilities	138,490	133,211
Europe [Member]
Statement Line Items [Line Items]
Total assets	516,073	501,700
Total liabilities	5,303	6,244
Africa [Member]
Statement Line Items [Line Items]
Total assets	494,326	472,411
Total liabilities	126,772	117,394
North America [Member]
Statement Line Items [Line Items]
Total assets	82,661	112,241
Total liabilities	6,415	9,573
Total [Member]
Statement Line Items [Line Items]
Total assets	1,093,060	1,086,352
Total liabilities	$ 138,490	$ 133,211